S-K 1602, SPAC Registered Offerings	Nov. 06, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 18 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $152,550,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $175,050,000 if the underwriters’ over-allotment option is exercised in full, $150,000,000 ($10.00 per unit), or $172,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $1,500,000 in underwriting discounts and commissions payable upon the closing of this offering and expenses in connection with the closing of this offering (net of the underwriter’s reimbursement of expenses) and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes, other than excise taxes, if any, and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 152,550,000
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

We do not have employment contracts with our officers and directors that will limit their ability to work at other businesses. In addition, our sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. See “Proposed Business — Our Management Team — Prior SPAC Experience.”

Our sponsor, including Nukkleus, and certain of our officers and directors are, and may in the future become, affiliated with entities (including Kochav Defense Acquisition Corp., other SPACs, operating companies or investment entities) that are engaged in a similar business to us. We do not have employment contracts with our officers and directors that will limit their ability to work at other businesses. In addition, our sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our sponsor, including Nukkleus, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she may honor these obligations and duties to present such business combination opportunity to such entities first, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. Additionally, neither Nukkleus, which controls our sponsor, nor any other entity currently has any obligation or duty to provide us with any potential business combination opportunity. In addition, Nukkleus will require that any business combination opportunity that is a corporate opportunity of Nukkleus that may also be a business combination opportunity for our company will first be presented to the board of directors of Nukkleus for consideration as to whether Nukkleus desires to pursue such business combination opportunity as a direct investment or to present such opportunity to our company for consideration. A decision by Nukkleus to pursue an opportunity would preclude us from pursuing it and could have a negative impact on our ability to complete our initial business combination. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. See “Proposed Business — Management — Prior SPAC Experience.”

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Menachem Shalom	Nukkleus, Inc.	Defense	Chief Executive Officer and Director
	Kochav Defense Acquisition Corp.	SPAC	CEO and Director
	Hold Me Ltd.	Digital payments	CEO, CFO and Sole Director

Asaf Yarkoni	Kamari Pharma Ltd.	Biotech	Chief financial officer
	Aroma Republic Ltd.,	Technology	Chief financial officer
	BioMeat FoodTech-L.P.	Food technology	Chairman of the Board
	Kochav Defense Acquisition Corp.	SPAC	CFO

Seth Farbman	VStock Transfer LLC	Financial services	Chairman and President
	ShareMedia.com	Online Marketing	Chairman and CEO

Yariv Cohen	Yariv Cohen N.L.A.L Ltd	Consulting	CEO and Owner

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our sponsor and certain members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Upon the closing of this offering, assuming the underwriters’ overallotment option is not exercised, our sponsor will have invested in us an aggregate of $2,575,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $2,550,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement units, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.

•        Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and the securities comprising such units) will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units (including the securities comprising such units) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or Share Rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Upon the consummation of our initial business combination, we will repay up to an aggregate of $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.

•        We will reimburse the sponsor for office space, utilities and secretarial and administrative support made available to us by an affiliate of our sponsor, in an amount equal to $14,000 per month.

•        We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.

We are also not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares and private placement shares, and they and the other members of our management team have agreed to vote their founder shares and private placement shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or Share Rights they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares comprising part of the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of September 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.97	$6.33	$3.67	$5.36	$4.64	$3.69	$6.31	$0.13	$9.87
Assuming No Exercise of Over-Allotment Option
$6.96	$6.32	$3.68	$5.35	$4.65	$3.68	$6.32	$0.13	$9.87

SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
SC Capital II Sponsor LLC	$14,000 per month	Office space, administrative and shared personnel support services
	7,392,857 Class B ordinary shares (of which up to 964,286 shares are subject to forfeiture to the extent the underwriter does not exercise its over-allotment option in full)(1)	$25,000
	255,000 private placement units to be purchased simultaneously with the closing of this offering (whether or not the underwriters’ over-allotment option is exercised)(2)	$2,550,000 (whether or not the underwriters’ over-allotment option is exercised)(2)
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Each independent director	20,000 founder shares for their services provided through indirect membership interests in our sponsor	Approximately $0.003 per share
Chief financial officer	10,000 founder shares for his services provided through indirect membership interests in our sponsor	Approximately $0.003 per share
SC Capital II Sponsor LLC, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees or salaries

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. No agreements have been signed as of the date of this prospectus.

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. No agreements have been signed as of the date of this prospectus.

__________

(1)      Subject to the non-managing sponsor investors purchasing, through the sponsor, the private placement units allocated to them in connection with the closing of this offering as described below, the sponsor will issue membership interests at a nominal purchase price of $0.003 per underlying founder share to the non-managing sponsor investors at the closing of this offering reflecting indirect interests in an aggregate of 1,999,998 founder shares (whether or not the underwriters’ over-allotment option is exercised) held by the sponsor.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 165,000 private placement units (whether or not the over-allotment option is exercised) at a price of $10.00 per unit ($1,650,000 in the aggregate) in a private placement that will close simultaneously with the closing of this offering. The purchase of the non-managing sponsor membership interests is not contingent upon the participation in this offering or vice versa.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
SC Capital II Sponsor LLC	$14,000 per month	Office space, administrative and shared personnel support services
	7,392,857 Class B ordinary shares (of which up to 964,286 shares are subject to forfeiture to the extent the underwriter does not exercise its over-allotment option)(1)	$25,000
	255,000 private placement units to be purchased simultaneously with the closing of this offering (whether or not the underwriters’ over-allotment option is exercised)(2)	$2,550,000 (whether or not the underwriters’ over-allotment option is exercised)(2)
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Each independent director	20,000 founder shares for their services provided through indirect membership interests in our sponsor	Approximately $0.003 per share
Chief financial officer	10,000 founder shares for his services provided through indirect membership interests in our sponsor	Approximately $0.003 per share
SC Capital II Sponsor LLC, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees or salaries

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. No agreements have been signed as of the date of this prospectus.

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. No agreements have been signed as of the date of this prospectus.

____________

(1)      Subject to the non-managing sponsor investors purchasing, through the sponsor, the private placement units allocated to them in connection with the closing of this offering as described below, the sponsor will issue membership interests at a nominal purchase price of $0.003 per underlying founder share to the non-managing sponsor investors at the closing of this offering reflecting indirect interests in an aggregate of 1,999,998 founder shares (whether or not the underwriters’ over-allotment option is exercised) held by the sponsor.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 165,000 private placement units (whether or not the over-allotment is exercised) at a price of $10.00 per unit ($1,650,000 in the aggregate) in a private placement that will close simultaneously with the closing of this offering. The purchase of the non-managing sponsor membership interests is not contingent upon the participation in this offering or vice versa.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares

The earlier of (A) six months after the completion of our initial business and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

SC Capital II Sponsor LLC Nukkleus Defense Technologies, Inc. Menachem Shalom Asaf Yarkoni Seth Farbman Rachel Vidal Regev Yariv Cohen

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or Share Rights were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private placement units (including underlying securities)	30 days after the completion of our initial business combination	SC Capital II Sponsor LLC Nukkleus Defense Technologies, Inc. Menachem Shalom Asaf Yarkoni Seth Farbman Rachel Vidal Regev Yariv Cohen	Same as above
Any units, Share Rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights	180 days from the date of this prospectus	SC Capital II Sponsor LLC Nukkleus Defense Technologies, Inc. Menachem Shalom Asaf Yarkoni Seth Farbman Rachel Vidal Regev Yariv Cohen

We, our sponsor and our officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, Share Rights, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions.

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. We may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement units. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-for-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

As of September 30, 2025, our net tangible book deficit was $160,023, or approximately $(0.02) per Class B ordinary share. The following table illustrates what the Adjusted NTBVPS at September 30, 2025 would have been to the public shareholders on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming the full exercise and no exercise of the over-allotment option, as compared to the adjusted price per unit:

As of September 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.97	$6.33	$3.67	$5.36	$4.64	$3.69	$6.31	$0.13	$9.87

Assuming No Exercise of Over-Allotment Option
$6.96	$6.32	$3.68	$5.35	$4.65	$3.68	$6.32	$0.13	$9.87

For each of the redemption scenarios above, the Adjusted NTBVPS was calculated as follows:

	As of September 30, 2025
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	6.34	6.35	5.37	5.38	3.70	3.71	0.15	0.15
Pro forma net tangible book value after this offering	6.32	6.33	5.35	5.36	3.68	3.69	0.13	0.13
Dilution to public shareholders	3.68	3.67	4.65	4.64	6.32	6.31	9.87	9.87
% Dilution to public shareholders	36.80%	36.70%	46.50%	46.40%	63.20%	63.10%	98.70%	98.70%
Net tangible book value	(160,023)	(160,023)	(160,023)	(160,023)	(160,023)	(160,023)	(160,023)	(160,023)

Numerator:
Net tangible book value deficit before this offering	(160,023)	(160,023)	(160,023)	(160,023)	(160,023)	(160,023)	(160,023)	(160,023)
Net proceeds from this offering and the sale of private placement units(1)	151,050,000	173,550,000	151,050,000	173,550,000	151,050,000	173,550,000	151,050,000	173,550,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	142,278	142,278	142,278	142,278	142,278	142,278	142,278	142,278
Less: Overallotment liability	(167,800)	—	(167,800)	—	(167,800)	—	(167,800)	—
Less: Redemptions	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
Total	113,364,455	130,407,255	75,864,455	87,282,255	38,364,455	44,157,255	864,455	1,032,255

Denominator:
Ordinary shares outstanding prior to this offering	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857	7,392,857
Ordinary shares forfeited if over-allotment option is not exercised	(964,286)	—	(964,286)	—	(964,286)	—	(964,286)	—
Ordinary shares offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Private Placement shares	255,000	255,000	255,000	255,000	255,000	255,000	255,000	255,000
Less: Ordinary shares redeemed	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
Total	17,933,571	20,585,357	14,183,571	16,272,857	10,433,571	11,960,357	6,683,571	7,647,857

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 (after the underwriter’s offering expense reimbursement and underwriting commissions) See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or Share Rights in privately negotiated transactions or in the open market. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”